Note 8 - Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Earnings Per Share [Text Block]

11. Net Loss Per Share

Basic and diluted net loss per share is calculated as follows (in thousands, except share and per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Net loss per share of common stock
Numerator:
Net loss	$(6,775)	$(2,832)	$(13,483)	$(1,848)
Less cumulative preferred Series D dividends	(194)	(194)	(582)	(582)
Net loss available to common shareholders – basic and diluted	$(6,969)	$(3,026)	$(14,065)	$(2,430)

Denominator:
Weighted-average number of shares outstanding used in computing net loss per share, basic and diluted	5,720,009	5,720,009	5,720,009	5,720,009

Net loss per share, basic and diluted	$(1.22)	$(0.53)	$(2.46)	$(0.42)

The following potentially dilutive securities have been excluded from the calculation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Convertible preferred stock	15,360,787	15,360,787	15,360,787	15,360,787
Stock options to purchase common stock	2,149,138	1,611,041	2,149,138	1,611,041

Amounts in the above table reflect the common stock equivalent.

10. Net Income (Loss) Per Share

Basic and diluted net income (loss) per share is calculated as follows (in thousands, except share and per share amounts):

	Year Ended December 31,
	2023	2022
Net income (loss) per share of common stock
Numerator:
Net income (loss) attributable to common stockholders	$17,915	$(27,552)
Less: non-cumulative preferred Series C dividends	(3,600)	—
Less: allocation of undistributed earnings to participating securities - preferred stock	(10,431)	—
Net income (loss) attributable to common stockholders – basic and diluted	$3,884	$(27,552)

Denominator:
Weighted-average number of shares outstanding used in computing net income (loss) per share - basic	5,720,009	5,718,926
Effect of dilutive securities:
Stock options	76,947	—
Denominator for diluted net income (loss) per share – adjusted weighted average shares	5,796,956	5,718,926

Net income (loss) per share, basic	$0.68	$(4.82)
Net income (loss) per share, diluted	$0.67	$(4.82)

The following potentially dilutive securities have been excluded from the calculation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive:

	December 31,
	2023	2022
Convertible preferred stock	15,360,787	15,360,787
Stock options to purchase common stock	1,119,732	1,024,628

Amounts in the above table reflect the common stock equivalent.

Pieris Pharmaceuticals, Inc. [Member]
Notes to Financial Statements
Earnings Per Share [Text Block]

8.    Net Loss per Share

Basic net loss per share is calculated by dividing net loss by the weighted average shares outstanding during the period, without consideration for common stock equivalents. Diluted net loss per share is calculated by adjusting weighted average shares outstanding for the dilutive effect of common stock equivalents outstanding for the period, determined using the treasury-stock and if-converted methods. For purposes of the diluted net loss per share calculation, preferred stock, stock options and warrants are considered to be common stock equivalents but have been excluded from the calculation of diluted net loss per share, as their effect would be anti-dilutive for all periods presented.

A reconciliation of basic and diluted net loss per share is as follows (in thousands, except for per share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Net loss	$(2,887)	$(10,752)	$(11,369)	$(19,959)
Basic weighted average common shares outstanding	1,320	1,236	1,285	1,089
Diluted weighted average common shares outstanding	1,320	1,236	1,285	1,089
Basic net loss per share	$(2.19)	$(8.70)	$(8.84)	$(18.33)
Diluted net loss per share	$(2.19)	$(8.70)	$(8.84)	$(18.33)

As of September 30, 2024 and 2023, and as calculated using the treasury stock method, approximately 0.5 million of weighted average shares, were excluded from the calculation of diluted weighted average shares outstanding as their effect was antidilutive.

This amount includes approximately 0.1 million of warrants to purchase one share of the Company’s common stock with an exercise price of  $568.00. These were issued with a five-year term in connection with the 2019 private placement financing and expired in November of 2024.

10.	Net Loss per Share

Basic net loss per share is calculated by dividing net income (loss) by the weighted average shares outstanding during the period, without consideration for common stock equivalents. Diluted net loss per share is calculated by adjusting weighted average shares outstanding for the dilutive effect of common stock equivalents outstanding for the period, determined using the treasury-stock and if-converted methods. For purposes of the diluted net loss per share calculation, preferred stock, stock options, and warrants are considered to be common stock equivalents but have been excluded from the calculation of diluted net loss per share, as their effect would be anti-dilutive for all periods presented. Therefore, basic and diluted net loss per share were the same for all periods presented.

For the years ended December 31, 2023 and 2022, and as calculated using the treasury stock method, approximately 0.5 million and 0.5 million of weighted average shares, respectively, were excluded from the calculation of diluted weighted average shares outstanding as their effect was antidilutive.